UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.2%

Security	Principal Amount (000’s omitted)	Value
Education — 6.3%
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$250,417
Michigan Technological University, 4.00%, 10/1/36	570	524,497
Wayne State University, 5.00%, 11/15/40	500	521,370

		$1,296,284

Electric Utilities — 3.5%
Michigan Public Power Agency, 5.00%, 1/1/43	$700	$709,191

		$709,191

Escrowed/Prerefunded — 2.1%
Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$433,376

		$433,376

General Obligations — 36.3%
Birmingham Public Schools, 4.00%, 5/1/32	$1,000	$990,810
Bloomfield Hills Schools, 4.00%, 5/1/37(1)	500	496,935
Buchanan Community Schools, 4.00%, 5/1/31	500	481,905
Chippewa Valley Schools, 5.00%, 5/1/31	750	813,660
Comstock Park Public Schools, 5.00%, 5/1/28	170	181,455
Comstock Park Public Schools, 5.125%, 5/1/31	205	217,406
Comstock Park Public Schools, 5.25%, 5/1/33	165	175,218
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	485,110
Howell Public Schools, 4.50%, 5/1/29	620	643,802
Livingston County, 4.00%, 6/1/28	230	229,993
Livingston County, 4.00%, 6/1/30	245	241,144
Northview Public Schools, 5.00%, 5/1/41	895	932,823
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	710,760
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	317,224
Whitmore Lake Public School District, 4.00%, 5/1/32	600	553,734

		$7,471,979

Hospital — 19.7%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$787,290
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	517,080
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	774,735
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	515,595
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	758,588
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	704,480

		$4,057,768

Insured-Education — 2.3%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$464,306

		$464,306

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$594,860

		$594,860

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 31.7%
Central Michigan University, (AMBAC), Prerefunded to 10/1/13, 5.05%, 10/1/32	$750	$759,203
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,150	1,154,289
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,342,775
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,911,800
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,351,935

		$6,520,002

Insured-General Obligations — 21.8%
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	$375	$380,160
Livonia Public Schools School District, (AGM), 5.00%, 5/1/43	750	765,743
Okemos Public School District, (NPFG), 0.00%, 5/1/19(2)	1,330	1,137,828
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,050,060
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,164,620

		$4,498,411

Insured-Hospital — 2.4%
Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$500,155

		$500,155

Insured-Lease Revenue/Certificates of Participation — 8.2%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$424,590
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	1,262,785

		$1,687,375

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$615	$88,209

		$88,209

Insured-Water and Sewer — 12.1%
Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,425	$1,416,920
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,080,280

		$2,497,200

Special Tax Revenue — 5.2%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,069,100

		$1,069,100

Transportation — 2.5%
Wayne County Airport Authority, 5.00%, 12/1/31	$500	$521,355

		$521,355

Water and Sewer — 4.8%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$650	$736,379
Port Huron, Water Supply System, 5.25%, 10/1/31	250	259,130

		$995,509

Total Tax-Exempt Investments — 162.2% (identified cost $32,730,437)		$33,405,080

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.7)%		$(13,325,239)

Other Assets, Less Liabilities — 2.5%		$514,910

Net Assets Applicable to Common Shares — 100.0%		$20,594,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 50.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.1% to 17.0% of total investments.

(1)	When-issued security.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	3 U.S. Long Treasury Bond	Short	$(421,916)	$(407,531)	$14,385

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $14,385.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,670,394

Gross unrealized appreciation	$1,553,743
Gross unrealized depreciation	(819,057)

Net unrealized appreciation	$734,686

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$33,405,080	$—	$33,405,080
Total Investments	$—	$33,405,080	$—	$33,405,080
Futures Contracts	$14,385	$—	$—	$14,385
Total	$14,385	$33,405,080	$—	$33,419,465

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013